Insurance Contracts - Summary of Other Comprehensive Income of Financial Instruments Relating To Insurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Changes In Other Comprehensive Income Of Financial Instruments Relating To Insurance Contracts For Which Modified Retrospective Approach Has Been Applied [Line Items]
Income tax effect	₩ 810,383	₩ (2,143,070)	₩ 0
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied
Disclosure In Tabular Form Of Changes In Other Comprehensive Income Of Financial Instruments Relating To Insurance Contracts For Which Modified Retrospective Approach Has Been Applied [Line Items]
Beginning	(965,165)	132,695
Changes due to fair value measurement	533,590	(1,507,494)
Changes due to reclassification to profit or loss	38,216	11,317
Income tax effect	(152,270)	398,317
Ending	₩ (545,629)	₩ (965,165)	₩ 132,695